SUBSEQUENT EVENTS (Details)								3 Months Ended	6 Months Ended	12 Months Ended
	May 01, 2024 shares	Mar. 29, 2024 CNY (¥) shares	Feb. 26, 2024 USD ($) $ / shares shares	Jan. 31, 2024 USD ($) $ / shares shares	Oct. 16, 2023 shares	Mar. 15, 2023 $ / shares shares	Jun. 14, 2021 $ / shares shares	Mar. 31, 2024 $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Jun. 30, 2023 $ / shares shares	Jun. 28, 2024 USD ($)	May 24, 2024 CNY (¥)	Apr. 24, 2024 CNY (¥)	Mar. 29, 2024 USD ($) $ / shares shares	Mar. 28, 2024 USD ($) $ / shares shares	Feb. 22, 2024 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Oct. 10, 2023 shares	Dec. 31, 2022 $ / shares shares	Apr. 05, 2021 USD ($) $ / shares shares	Apr. 05, 2021 ¥ / shares	May 23, 2017 CNY (¥)
SUBSEQUENT EVENTS
Ordinary shares, shares outstanding	7,927,132
Stock Options, Shares, Granted									0	0
Reverse stock split ratio	0.056								0.2
Stock issued during period, shares, stock splits		0
Stockholders equity note stock split securities exercisable multiplier	18
Gan Su BHD Environmental Technology Co., Ltd
SUBSEQUENT EVENTS
Capital | ¥																						¥ 50,000,000.0
Paid in capital									¥ 27,495,000								$ 3,872,590
Restricted shares
SUBSEQUENT EVENTS
Stock Options, Shares, Granted									0	277,778
Reverse stock split ratio	0.056
Pre-funded warrants
SUBSEQUENT EVENTS
Stock issuance (in shares)					1,175,000	1,175,000	2,800,000
Pre-funded warrants | Post 2024 Reverse Stock Split
SUBSEQUENT EVENTS
Stock issuance (in shares)					65,278	65,278	155,556
Class A Ordinary Shares
SUBSEQUENT EVENTS
Stock issuance (in shares)						8,827,500	6,014,102
Ordinary shares, shares issued					1,175,000				2,371,573	2,306,295							2,371,573		1,704,766
Ordinary shares, shares outstanding	141,703,218								2,371,573	2,306,295							2,371,573	1,175,000	1,704,766
Reverse stock split ratio	0.056	0.056
Authorized share capital | $														$ 58,000	$ 15,725,000					$ 15,725,000
Ordinary shares, shares authorized									500,000,000	500,000,000				500,000,000	150,000,000		500,000,000		500,000,000	150,000,000
Ordinary shares, par value (in dollars per share) | (per share)						$ 0.0925	$ 0.0925			$ 0.0001				$ 0.0001	$ 0.0925		$ 0.0001		$ 0.0001	$ 0.0925	¥ 0.62
Class A Ordinary Shares | Post 2024 Reverse Stock Split
SUBSEQUENT EVENTS
Stock issuance (in shares)						490,417	334,117
Ordinary shares, shares issued					65,278
Ordinary shares, shares authorized																				8,333,333
Ordinary shares, par value (in dollars per share) | $ / shares						$ 1.67	$ 1.67													$ 1.67
Class B ordinary shares
SUBSEQUENT EVENTS
Ordinary shares, shares issued									7,100,000	7,100,000							7,100,000		4,100,000
Ordinary shares, shares outstanding									7,100,000	7,100,000							7,100,000		4,100,000
Authorized share capital | $																				$ 1,850,000
Ordinary shares, shares authorized									80,000,000	80,000,000				80,000,000	20,000,000		80,000,000		80,000,000	20,000,000
Ordinary shares, par value (in dollars per share) | (per share)										$ 0.0001				$ 0.0001	$ 0.0925		$ 0.0001		$ 0.0001	$ 0.0925	¥ 0.62
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
Annual rental expense | ¥		¥ 2,280,000
SUBSEQUENT EVENTS | Guangxi Recon Renewable Resources Technology Co., Ltd | Recon-IN
SUBSEQUENT EVENTS
Capital | $																$ 30,000,000.0
Paid in capital | $											$ 1,000,000.0					$ 1,000,000.0
SUBSEQUENT EVENTS | Bank of Kunlun Co., Ltd. Tuha Branch | Legal contingencies
SUBSEQUENT EVENTS
Bank deposits of respondents seized and freezed | ¥													¥ 848,935.63
SUBSEQUENT EVENTS | Bank of Kunlun Co., Ltd. Tuha Branch | Gan Su BHD Environmental Technology Co., Ltd | Legal contingencies
SUBSEQUENT EVENTS
Principal amount | ¥												¥ 818,730.95
Interest amount of loan | ¥												¥ 199.51
Interest rate (as a percent)												9.00%
Attorney fees | ¥												¥ 30,000
Preservation agency fee | ¥												¥ 4,765
SUBSEQUENT EVENTS | Class A Ordinary Shares | Depository Trust Company
SUBSEQUENT EVENTS
Shares requested to transfer agent to issue		54,727
SUBSEQUENT EVENTS | Class A Ordinary Shares | Restricted shares
SUBSEQUENT EVENTS
Stock Options, Shares, Granted			6,255,483
Stock Options, Shares, Granted value | $			$ 988,366
Stock Options, Shares, Granted (per share) | $ / shares			$ 0.158
SUBSEQUENT EVENTS | Class A Ordinary Shares | Restricted shares | Post 2024 Reverse Stock Split
SUBSEQUENT EVENTS
Stock Options, Shares, Granted			347,527
Stock Options, Shares, Granted (per share) | $ / shares			$ 2.844
SUBSEQUENT EVENTS | Class A Ordinary Shares | Private Placement
SUBSEQUENT EVENTS
Stock issuance (in shares)				100,000,000
Stock price | $ / shares				$ 0.11
Stock issuance | $				$ 11,000,000
SUBSEQUENT EVENTS | Class A Ordinary Shares | Private Placement | Post 2024 Reverse Stock Split
SUBSEQUENT EVENTS
Stock issuance (in shares)								5,555,559
Stock price | $ / shares								$ 1.98
SUBSEQUENT EVENTS | Class B ordinary shares | Restricted shares
SUBSEQUENT EVENTS
Stock Options, Shares, Granted			12,900,000
Stock Options, Shares, Granted value | $			$ 2,130,000
Stock Options, Shares, Granted (per share) | $ / shares			$ 0.17